Location in Consolidated Statements of Comprehensive Income and Amount of Realized and Unrealized Gains/(Losses) Recognized in Income for Derivative Contracts Not Designated as Hedging Instruments (Detail)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Not designated as hedging instrument USD ($)	Dec. 31, 2013 Not designated as hedging instrument CNY	Dec. 31, 2012 Not designated as hedging instrument CNY	Dec. 31, 2011 Not designated as hedging instrument CNY	Dec. 31, 2013 Not designated as hedging instrument Foreign exchange contracts USD ($)	Dec. 31, 2013 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Foreign exchange contracts CNY	Dec. 31, 2013 Not designated as hedging instrument Commodity contracts USD ($)	Dec. 31, 2013 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2012 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2011 Not designated as hedging instrument Commodity contracts CNY	Dec. 31, 2013 Not designated as hedging instrument Interest Rate Swap USD ($)	Dec. 31, 2013 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2012 Not designated as hedging instrument Interest Rate Swap CNY	Dec. 31, 2011 Not designated as hedging instrument Interest Rate Swap CNY
Derivative Instruments, Gain (Loss) [Line Items]
Amount of realized gains/(losses) recognized in income	$ 4,346	26,309	21,059	(69,757)					$ 6,789	41,096	38,835	(50,593)	$ (2,236)	(13,536)	(17,777)	(19,164)	$ (207)	(1,251)
Amount of unrealized gains/(losses) recognized in income	6,183	37,430	(15,732)	(1,021)					5,676	34,364	(36,824)	32,316	299	1,809	24,074	(28,550)	208	1,257	(2,982)	(4,787)
Amount of realized and unrealized gains/(losses) recognized in income	$ 10,529	63,739	5,326	(70,778)	$ 10,529	63,739	5,326	(70,778)